Segment Financial Information (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.
For the three-month period ended March 31, 2026, PEMEX presents its operating segments in accordance with its new organizational structure under the New Organic Statute (see Note 1). The segment information for the three-month period ended March 31, 2025 is presented based on the operating segments in effect prior to the enactment of the 2025 Petróleos Mexicanos Law and the New Organic Statute. As a result, the segment information for the three-month periods ended March 31, 2026 and 2025 may not be directly comparable.

As of/for the three-month period ended March 31, 2026	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	31,959,037	132,697,215	16,900,565	49,015,586	128,988,391	5,673,592	—	Ps.	365,234,386
Intersegment	174,096		74,686,460	1,348,505	2,525,409	77,043,438	12,320,324	(168,098,232)	—
Services income	6,295		28,783	—	—	225,949	200,175	—	461,202
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	—		158,967	(12,550,575)	—	—	(1,930,256)	—	(14,321,864)
Cost of sales	77,584,323		67,337,749	14,397,988	39,987,965	204,397,094	25,175,829	(166,212,161)	262,668,787
Transfer of good and services	(73,304,869)		71,845,820	10,046,172	—	—	(12,991,822)	4,404,699	—
Gross income (loss)	27,859,974		68,387,856	(18,745,665)	11,553,030	1,860,684	4,079,828	(6,290,770)	88,704,937
Distribution, transportation and sale expenses	103,363		2,562,067	1,621,972	—	288,630	23,254	(873,504)	3,725,782
Administrative expenses	8,298,243		10,523,724	2,047,598	396,413	798,314	25,012,222	(128,157)	46,948,357
Transfer of services	13,628,886		9,810,142	445,235	—	—	(18,610,283)	(5,273,980)	—
Other revenue	880,030		833,366	221,750	6,366	212,631	751,122	—	2,905,265
Other expenses	1,100,209		78,813	257,884	—	3,210	2,622	(13,103)	1,429,635
Operating income	5,609,303		46,246,476	(22,896,604)	11,162,983	983,161	(1,596,865)	(2,026)	39,506,428
Welfare oil duty	47,700,746		—	—	—	—	—	—	47,700,746
Operating (loss) income after Welfare oil duty	(42,091,443)		46,246,476	(22,896,604)	11,162,983	983,161	(1,596,865)	(2,026)	(8,194,318)
Financing income	19,160,967		82,684	—	146,470	221,088	25,841,423	(34,019,647)	11,432,985
Financing (cost)	25,169,174		932,219	—	8,223	879,464	38,196,962	(34,021,675)	31,164,367
Derivative financial instruments (cost) income, net	(10,168,108)		—	—	(1,628,677)	(1,877,011)	3,706,528	—	(9,967,268)
Foreign exchange (loss) income, net	(6,693,577)		(3,939,154)	—	—	299,243	1,398,088	—	(8,935,400)
Profit (loss) sharing in associates	135,212		(379,600)	379,600	—	7,506,907	(27,684,810)	20,232,314	189,623
Total taxes and other	—		—	—	7,269	(834,855)	181,803	—	(645,783)
Net (loss) income	Ps.	(64,826,123)	41,078,187	(22,517,004)	9,665,284	7,088,779	(36,714,401)	20,232,316	Ps.	(45,992,962)
Total current assets	434,646,162		410,216,923	25,484,106	45,942,685	226,893,408	1,888,475,467	(2,532,694,345)	498,964,406
Total non-current assets	914,480,951		208,384,249	19,109,042	36,010,470	140,332,958	(97,099,313)	465,481,369	1,686,699,726
Total current liabilities	1,245,950,453		326,685,143	112,102,209	16,241,352	205,769,781	1,518,412,759	(2,532,759,400)	892,402,297
Total long-term liabilities	1,732,323,327		633,976,762	68,115,797	6,175,453	1,071,994	1,663,256,163	(921,278,811)	3,183,640,685
Total equity (deficit)	(1,629,146,667)		(342,060,733)	(135,624,858)	59,536,350	160,384,591	(1,390,292,768)	1,386,825,235	(1,890,378,850)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	36,433,656		1,550,147	187,889	862,538	53,957	4,069,988	—	43,158,175
Depreciation of rights of use	107,562		400,299	661,804	148,459	218,293	156,290	—	1,692,707
Net periodic cost of employee benefits	11,133,838		12,734,995	2,750,749	—	1,219	12,766,819	—	39,387,620
Interest income (1)	13,495		81,358	—	41,124	126,709	2,689,038	—	2,951,724
Interest cost (2)	796,619		765,073	—	8,223	551,155	24,799,147	—	26,920,217
(1)Included in financing income.
(2)Included in financing cost.

For the three month period ended March 31, 2025	Exploration and extraction		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	71,841,444	148,283,108	—	42,145,591	128,280,418	—	4,515,683	—	Ps.	395,066,244
Intersegment	107,158,122		87,822,288	27,763,578	6,071,329	115,875,241	9,133,222	13,522,079	(367,345,859)	—
Services income	7,432		22,449	123,959	—	363,556	144	5,719	—	523,259
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(9,028,380)		3,408,052	—	—	—	—	—	—	(5,620,328)
Cost of sales	83,166,676		239,285,793	17,766,899	47,260,970	235,151,436	207,313	14,896,020	(356,780,286)	280,954,821
Gross income (loss)	86,811,942		250,104	10,120,638	955,950	9,367,779	8,926,053	3,147,461	(10,565,573)	109,014,354
Distribution, transportation and sale expenses	56,651		5,743,057	3,584	—	14,690	26,842	37,431	(1,637,564)	4,244,691
Administrative expenses	13,536,899		13,104,341	3,544,257	401,058	694,330	22,275,209	2,242,853	(8,883,073)	46,915,874
Other revenue	9,544,791		1,245,547	317,974	(211,739)	256,639	90,866	1,118,046	—	12,362,124
Other expenses	(23,046,307)		36,422,199	1,116,108	—	3,017	(7,814,569)	6,549	(58,714)	6,628,283
Operating income	105,809,490		(53,773,946)	5,774,663	343,153	8,912,381	(5,470,563)	1,978,674	13,778	63,587,630
Welfare oil duty	55,842,382		—	—	—	—	—	—	—	55,842,382
Operating income (loss) after Welfare oil duty	49,967,108		(53,773,946)	5,774,663	343,153	8,912,381	(5,470,563)	1,978,674	13,778	7,745,248
Financing income	18,983,162		108,218	3,467,598	217,230	353,388	74,290,389	460,402	(93,111,235)	4,769,152
Financing cost	51,637,201		21,894,378	77,061	36,872	1,966,117	58,293,291	594,402	(93,097,454)	41,401,868
Derivative financial instruments income (cost) , net	25,334,437		57,838	—	—	(375,055)	(23,169,660)	—	—	1,847,560
Foreign exchange (loss) income, net	(11,405,039)		(4,011,329)	(138,764)	—	(22,874)	(109,074)	629,091	—	(15,057,989)
Profit (loss) sharing in associates	—		—	—	—	5,881,437	(30,575,081)	6,849,568	17,911,377	67,301
Total duties, taxes and other	—		—	—	2,003	1,119,014	—	177,319	—	1,298,336
Net (loss) income	Ps.	31,242,467	(79,513,597)	9,026,436	521,508	11,664,146	(43,327,280)	9,146,014	17,911,374	Ps.	(43,328,932)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	31,037,268		1,758,854	1,454,373	821,473	69,999	156,887	605,166	—	35,904,020
Depreciation of rights of use	75,629		931,201	85,413	169,022	60,767	14,869	42,202	—	1,379,103
Net periodic cost of employee benefits	10,712,328		14,958,362	2,508,616	—	1,558	9,596,475	17,459	—	37,794,798
Interest income (1)	43,762		99,296	3,515	70,018	203,071	2,445,503	335,230	—	3,200,395
Interest cost (2)	(1,429,830)		920,686	77,061	36,872	1,473,942	36,848,068	457,986	—	38,384,785

As of December 31, 2025	Exploration and Extraction	Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	358,461,569	390,453,024	(2,875,722)	25,532,702	207,960,075	1,734,731,765	(2,212,027,373)	502,236,040
Total non-current assets	937,978,665	223,288,730	11,621,051	36,183,453	130,083,074	(46,660,527)	424,736,525	1,717,230,971
Total current liabilities	1,170,640,890	319,308,368	102,346,767	7,500,117	184,622,246	1,460,294,877	(2,211,936,205)	1,032,777,060
Total long-term liabilities	1,690,119,743	629,488,968	65,770,049	4,519,381	1,107,814	1,646,039,669	(944,549,503)	3,092,496,121
Total equity (deficit)	(1,564,320,399)	(335,055,582)	(159,371,487)	49,696,657	152,313,089	(1,418,263,308)	1,369,194,860	(1,905,806,170)